Preferred Stock and Stockholders' Equity - Summary of Option Activity Under the Company's Plans (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Option Outstanding,Beginning balance	349,495
Number of Option Outstanding,Granted	151,589
Number of Option Outstanding,Exercised	(3,590)
Number of Option Outstanding, Cancelled or forfeited	(16,619)
Number of Option Outstanding,Ending balance	480,875	349,495
Number of Option Exercisable	292,803
Weighted Average Exercise Price,Beginning balance	$ 68.23
Weighted Average Exercise Price,Granted	13.01
Weighted average exercise price,Exercised	13
Weighted average exercise price, Cancelled or forfeited	55.7
Weighted Average Exercise Price,Ending balance	51.67	$ 68.23
Weighted Average Exercise Price,Exercisable	$ 57.64
Weighted- Average Remaining Contractual Term,Beginning balance	7 years 3 months 18 days	7 years 4 months 24 days
Weighted- Average Remaining Contractual Term,Granted	9 years 1 month 6 days
Weighted- Average Remaining Contractual Term, Cancelled or forfeited	6 years 7 months 6 days
Weighted- Average Remaining Contractual Term, Ending balance	7 years 3 months 18 days	7 years 4 months 24 days
Weighted- Average Remaining Contractual Term,Exercisable	6 years 3 months 18 days
Aggregate Intrinsic Value,Beginning balance	$ 0
Aggregate Intrinsic Value,Ending balance	0	$ 0
Aggregate Intrinsic Value,Exercisable	$ 0